Shareholder Fees {- Fidelity Flex® Core Bond Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity Flex Core Bond Fund PRO-06 | Fidelity Flex® Core Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none